SCHEDULE OF MEMBERS OF OPTIONS OUTSTANDING BY ASX CODE (Details)	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.008	$ 0.008
Number of options, Balance at the end of the financial year | shares	521,850,000	538,000,000
Average exercise price of options, exercisable at the end of the financial year | $ / shares	$ 0.008	$ 0.008
Exercisable at the end of the financial year | shares	521,850,000	538,000,000
Unlisted Option to Kentgrove (Expiring August 8, 2021) [Member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.015	$ 0.015
Number of options, Balance at the end of the financial year | shares	12,500,000	12,500,000
Unlisted Options to GTGAD [Member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares		$ 0.020
Number of options, Balance at the end of the financial year | shares		5,000,000
Unlisted Options to GTGAD [Member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.010	$ 0.010
Number of options, Balance at the end of the financial year | shares	5,500,000	5,500,000
Unlisted Options to Various Underwriters (Expiring October 30, 2022) [Member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.008	$ 0.008
Number of options, Balance at the end of the financial year | shares	231,500,000	250,000,000
Unlisted Options to Directors (Expiring December 20, 2022) [Member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.008	$ 0.008
Number of options, Balance at the end of the financial year | shares	250,000,000	250,000,000
Unlisted Options Issued Lodge Corporate Pty Ltd (Expiring March 6, 2023) [Member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares		$ 0.008
Number of options, Balance at the end of the financial year | shares		5,000,000
Unlisted Options ESOP Options One [Member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.010	$ 0.010
Number of options, Balance at the end of the financial year | shares	9,500,000	10,000,000
Unlisted Options ESOP Options Two [Member]
IfrsStatementLineItems [Line Items]
Average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.008
Number of options, Balance at the end of the financial year | shares	12,850,000